Schedule of fair value of financial instruments (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total assets		$ 601
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		572	$ 412
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		29	11
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets			100
Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets			523
Financial Asset At Fair Value Through Profit And Loss [Member] | Government Securities [Member]
IfrsStatementLineItems [Line Items]
Total assets		278	204
Financial Asset At Fair Value Through Profit And Loss [Member] | Government Securities [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		278	204
Financial Asset At Fair Value Through Profit And Loss [Member] | Government Securities [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Financial Asset At Fair Value Through Profit And Loss [Member] | Government Securities [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Financial Asset At Fair Value Through Profit And Loss [Member] | Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Total assets		19
Financial Asset At Fair Value Through Profit And Loss [Member] | Corporate Bonds [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		19
Financial Asset At Fair Value Through Profit And Loss [Member] | Corporate Bonds [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Financial Asset At Fair Value Through Profit And Loss [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Total assets		41	92
Financial Asset At Fair Value Through Profit And Loss [Member] | Investment funds [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		41	92
Financial Asset At Fair Value Through Profit And Loss [Member] | Investment funds [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Financial Asset At Fair Value Through Profit And Loss [Member] | Investment funds [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Financial Asset At Fair Value Through Profit And Loss [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Total assets		149	40
Financial Asset At Fair Value Through Profit And Loss [Member] | Shares [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		120	29
Financial Asset At Fair Value Through Profit And Loss [Member] | Shares [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		29	11
Financial Asset At Fair Value Through Profit And Loss [Member] | Shares [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Total assets	[1]		113
Cash And Cash Equivalent [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Total assets		84	71
Cash And Cash Equivalent [Member] | Investment funds [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		84	71
Cash And Cash Equivalent [Member] | Investment funds [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Cash And Cash Equivalent [Member] | Investment funds [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Cash And Cash Equivalent [Member] | Assets Classified As Held For Sale [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	[1]		100
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total assets		30	3
Other Receivables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		30	3
Other Receivables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Assets Classified As Held For Sale [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	[1]		13
Assets Classified As Held For Sale [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	[1]

[1]	Corresponds to the net assets and liabilities held for sale corresponding to divestment in the stake in Edenor.